Form 13F

			Form 13F Cover Page

Report for the Quarter Ended: September 30, 2006

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, October 19, 2006

Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       31

Form 13F Information Table Value Total:		   14,613


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1058    13825 SH       Sole                    13825
AT&T INC.                      COM              001957509      517    15877 SH       Sole                    15877
BANK OF AMERICA CORP.          COM              060505104      626    11690 SH       Sole                    11690
CHICO'S FAS, INC.              COM              168615102      424    19700 SH       Sole                    19700
CISCO SYSTEMS, INC.            COM              17275R102      676    29424 SH       Sole                    29424
CITIGROUP INC.                 COM              172967101     1038    20900 SH       Sole                    20900
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      218     5100 SH       Sole                     5100
EMC CORP.                      COM              268648102      146    12200 SH       Sole                    12200
EXXON MOBIL CORPORATION        COM              302290101      705    10500 SH       Sole                    10500
GENERAL ELECTRIC CO.           COM              369604103     1386    39250 SH       Sole                    39250
HALLIBURTON CO.                COM              406216101      489    17200 SH       Sole                    17200
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      364     4200 SH       Sole                     4200
HOME DEPOT INC.                COM              437076102      381    10500 SH       Sole                    10500
INTEL CORPORATION              COM              458140100      367    17847 SH       Sole                    17847
JDS UNIPHASE CORP.             COM              466125101       45    20500 SH       Sole                    20500
JOHNSON & JOHNSON              COM              478160104      698    10750 SH       Sole                    10750
MERCK & CO.                    COM              589331107      264     6300 SH       Sole                     6300
MICROSOFT CORP.                COM              594918104      775    28350 SH       Sole                    28350
MORGAN (J.P.) CHASE & CO.      COM              46625H100      338     7200 SH       Sole                     7200
PFIZER INC.                    COM              717081103      238     8396 SH       Sole                     8396
PNC BANK CORP.                 COM              693475105      536     7400 SH       Sole                     7400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       18    37352 SH       Sole                    37352
PROCTOR & GAMBLE CO.           COM              742718101      309     4984 SH       Sole                     4984
RF MICRODEVICES INC.           COM              749941100       91    12000 SH       Sole                    12000
ROHM & HAAS CO.                COM              775371107      407     8600 SH       Sole                     8600
STANLEY WORKS                  COM              854616109      307     6150 SH       Sole                     6150
UNITED TECHNOLOGIES CORP.      COM              913017109      665    10500 SH       Sole                    10500
VECTOR GROUP LTD.              COM              92240M108      485    29923 SH       Sole                    29923
WASHINGTON MUTUAL INC.         COM              939322103      688    15820 SH       Sole                    15820
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10
JAPAN EQUITY FUND                               471057109      102 12500.000 SH      Sole                12500.000